Revenue - Schedule of Rollforward of Deferred Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Contract with Customer Liability [Roll Forward]
Beginning balance	$ 149,517	$ 93,940	$ 60,602
Revenue recognized	(160,006)	(249,770)	(185,908)
Revenue deferred	154,852	305,346	219,246
Ending balance	$ 144,363	$ 149,517	$ 93,940